Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 665	£ 711	£ 639
Remeasurements Of Contingent Consideration Payable For Acquisition	1,483	1,218	1,112
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 1,528	£ 1,087	£ 762
Percentage of common stock held	78.30%
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Percentage of common stock held	68.00%